Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Intangible assets, ending balance	$ 7,748	$ 9,354
Intangible assets, beginning balance	9,354
Amortization	494	438	$ 434
Additions	1,063
Gross carrying amount [member]
Statement [Line Items]
Intangible assets, ending balance	42,034	43,129	38,177
Intangible assets, beginning balance	43,129	38,177
Effect of movements in exchange rates	(2,049)	3,418
Additions	954	739
Transfer from prepaid expenses		795
Accumulated Amortization [Member]
Statement [Line Items]
Intangible assets, ending balance	34,286	33,775	29,237
Intangible assets, beginning balance	33,775	29,237
Effect of movements in exchange rates	(1,641)	2,662
Amortization	2,152	1,876
Software [Member]
Statement [Line Items]
Intangible assets, ending balance	1,547	2,073
Intangible assets, beginning balance	2,073
Software [Member] | Gross carrying amount [member]
Statement [Line Items]
Intangible assets, ending balance	2,487	2,612	1,031
Intangible assets, beginning balance	2,612	1,031
Effect of movements in exchange rates	(125)	147
Additions	0	639
Transfer from prepaid expenses		795
Software [Member] | Accumulated Amortization And Impairment Losses [Member]
Statement [Line Items]
Intangible assets, ending balance	940	539	233
Intangible assets, beginning balance	539	233
Effect of movements in exchange rates	(34)	31
Amortization	435	275
Patents and drugs approvals [member] | Accumulated Amortization And Impairment Losses [Member]
Statement [Line Items]
Intangible assets, ending balance	23,158	23,657	21,147
Intangible assets, beginning balance	23,657	21,147
Effect of movements in exchange rates	(1,132)	1,890
Amortization	633	620
Brand names and trademarks [member]
Statement [Line Items]
Intangible assets, ending balance	264	333
Intangible assets, beginning balance	333
Brand names and trademarks [member] | Gross carrying amount [member]
Statement [Line Items]
Intangible assets, ending balance	4,918	5,163	4,746
Intangible assets, beginning balance	5,163	4,746
Effect of movements in exchange rates	(245)	417
Customer list [member]
Statement [Line Items]
Intangible assets, ending balance	2,326	2,317
Intangible assets, beginning balance	2,317
Customer list [member] | Gross carrying amount [member]
Statement [Line Items]
Intangible assets, ending balance	6,945	6,296	5,787
Intangible assets, beginning balance	6,296	5,787
Effect of movements in exchange rates	(305)	509
Additions	954	0
Patent and drug approvals [member] | Gross carrying amount [member]
Statement [Line Items]
Intangible assets, ending balance	26,408	27,724	25,386
Intangible assets, beginning balance	27,724	25,386
Effect of movements in exchange rates	(1,316)	2,238
Additions	0	100
License [Member] | Gross carrying amount [member]
Statement [Line Items]
Intangible assets, ending balance	1,276	1,334	1,227
Intangible assets, beginning balance	1,334	1,227
Effect of movements in exchange rates	(58)	107
Licenses [Member]
Statement [Line Items]
Intangible assets, ending balance	361	564
Intangible assets, beginning balance	564
Licenses [Member] | Accumulated Amortization And Impairment Losses [Member]
Statement [Line Items]
Intangible assets, ending balance	915	770	532
Intangible assets, beginning balance	770	532
Effect of movements in exchange rates	(40)	56
Amortization	185	182
Customer lists [member] | Accumulated Amortization And Impairment Losses [Member]
Statement [Line Items]
Intangible assets, ending balance	4,619	3,979	2,937
Intangible assets, beginning balance	3,979	2,937
Effect of movements in exchange rates	(205)	296
Amortization	845	746
Patents and drug approvals [member]
Statement [Line Items]
Intangible assets, ending balance	3,250	4,067
Intangible assets, beginning balance	4,067
Brand names and trademark [member] | Accumulated Amortization And Impairment Losses [Member]
Statement [Line Items]
Intangible assets, ending balance	4,654	4,830	$ 4,388
Intangible assets, beginning balance	4,830	4,388
Effect of movements in exchange rates	(230)	389
Amortization	$ 54	$ 53